Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Trading Symbol	SPCB
Entity Common Stock, Shares Outstanding	14,938,339
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) to our Annual Report on Form 20-F for the fiscal year ended December 31, 2016 filed with the Securities and Exchange Commission on May 24, 2017 (the “Form 20-F”), is being filed solely: to correct the date of the audit report of Brightman Almagor Zohar & Co., a member of Deloitte Touche Tomatsu Limited, with respect to its audit of our consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations, shareholders' equity and cash flows for each of the three years in the period ended December 31, 2016; to insert some clarifying language and values in Note 5 and Note 13d to Consolidated Financial Statements under “Item 18 – Financial Statements – Notes to Consolidated Financial Statements”; and to include certain inadvertently omitted language in “Item 6E – Directors, Senior Management, and Employees – Share Ownership”, Notes 13 and Note 9 to Consolidated Financial Statements under “Item 18 – Financial Statements – Notes to Consolidated Financial Statements”, and “Item 3A – Key Information – Selected Financial Data”. Other than as described above, this Amendment does not amend, update or restate any other information included in the Form 20-F. This Amendment does not reflect any events that have occurred after the date of the initial filing of the Form 20-F, and as a result, our Annual Report on Form 20-F for the fiscal year ended December 31, 2016, as amended by this Amendment, continues to speak as of the initial filing date of the Form 20-F, except for the officer certifications which speak as of the filing date of the Amendment.